Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	InsPro Technologies Corp
Entity Central Index Key	0001309442
Trading Symbol	itcc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015